Equity (Details 11)	12 Months Ended
Dec. 31, 2011
Liability Award Unit Options [Member]
Summary of performance share activity
Shares Outstanding at January 1,	811,221
Granted Shares	369,665
Exercised Shares	(29,068)
Forfeited Shares	(68,448)
Paid	0
Shares Outstanding at December 31,	1,083,370
Expected to vest at December 31,	1,083,370
Minimum vesting time required for payment from Unit Options	1 year
Maximum vesting time required for payment from Unit Options	3 years
Liability Award Performance Units [Member]
Summary of performance share activity
Shares Outstanding at January 1,	139,893
Granted Shares	125,710
Exercised Shares	0
Forfeited Shares	(6,825)
Paid	(25,521)
Shares Outstanding at December 31,	233,257
Expected to vest at December 31,	209,931
Exercisable period	3 years
Performance units, performance factor lower range	0.0
Performance units, performance factor upper range	2.0
Liability Award Restricted Units [Member]
Summary of performance share activity
Shares Outstanding at January 1,	216,251
Granted Shares	340,750
Exercised Shares	0
Forfeited Shares	(44,680)
Paid	(1,640)
Shares Outstanding at December 31,	510,681
Expected to vest at December 31,	459,613
Exercisable period	3 years